Schedule of Purchase Price Allocation at Fair Value (Details) - USD ($)		12 Months Ended
	Mar. 11, 2022	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Cash			$ 321,250
Full Service Fueling [Member]
Business Acquisition [Line Items]
Cash	$ 321,250
Common stock	50,000
Fair value of consideration transferred	371,250
Palmdale Oil Company Inc [Member]
Business Acquisition [Line Items]
Total assets acquired	334,394
Goodwill	36,856
Palmdale Oil Company Inc [Member] | Vehicles [Member]
Business Acquisition [Line Items]
Total assets acquired	153,000
Palmdale Oil Company Inc [Member] | Customer Lists [Member]
Business Acquisition [Line Items]
Total assets acquired	66,413
Palmdale Oil Company Inc [Member] | Loading Rack License [Member]
Business Acquisition [Line Items]
Total assets acquired	58,857
Palmdale Oil Company Inc [Member] | Other Identifiable Intangibles [Member]
Business Acquisition [Line Items]
Total assets acquired	$ 56,124